Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000158749 [Member] | Voya CLO Ltd Series 2018 3A Class A1R2 5 856 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158749 [Member] | Flatiron CLO Ltd Series 2019 1A Class AR 5 827 11 16 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158749 [Member] | United States Treasury Bill 0 000 2 20 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158749 [Member] | United States Treasury Bill 0 000 3 20 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158749 [Member] | Allegro CLO VII Ltd Series 2018 1A Class AR 5 786 6 13 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158749 [Member] | LCM LP Series 18A Class BR 6 479 4 20 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158749 [Member] | OCP CLO Ltd Series 2014 6A Class BR2 6 547 10 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158749 [Member] | OZLM Ltd Series 2014 6A Class B1T 6 386 4 17 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158749 [Member] | Dryden Senior Loan Fund Series 2013 26A Class BR 6 368 4 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158749 [Member] | OZLM Ltd Series 2017 17A Class A2AR 6 117 7 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158749 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000158749 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000158749 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000158749 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158749 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158749 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000158749 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158749 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000136684 [Member] | United States Treasury Bill 0 000 2 20 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136684 [Member] | United States Treasury Note 4 000 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136684 [Member] | United States Treasury Note 3 500 1 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136684 [Member] | United States Treasury Bill 0 000 2 6 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136684 [Member] | United States Treasury Bill 0 000 3 6 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136684 [Member] | United States Treasury Bill 0 000 3 13 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136684 [Member] | United States Treasury Bill 0 000 2 13 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136684 [Member] | United States Treasury Bill 0 000 1 7 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136684 [Member] | United States Treasury Bill 0 000 1 23 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136684 [Member] | United States Treasury Bill 0 000 4 17 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136684 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000136684 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000136684 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000136684 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136684 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136684 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000136684 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136684 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248662 [Member] | United States Treasury Bill 0 000 2 20 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248662 [Member] | United States Treasury Note 4 000 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248662 [Member] | United States Treasury Note 3 500 1 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248662 [Member] | United States Treasury Bill 0 000 2 6 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248662 [Member] | United States Treasury Bill 0 000 3 6 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248662 [Member] | United States Treasury Bill 0 000 3 13 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248662 [Member] | United States Treasury Bill 0 000 2 13 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248662 [Member] | United States Treasury Bill 0 000 1 7 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248662 [Member] | United States Treasury Bill 0 000 1 23 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248662 [Member] | United States Treasury Bill 0 000 4 17 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248662 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000248662 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000248662 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000248662 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248662 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248662 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000248662 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000248662 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%